Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	Calvert Responsible Index Series, Inc.
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	May 04, 2017
Document Effective Date	May 04, 2017
Prospectus Date	Feb. 01, 2017
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CDHAX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CDHCX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CDHYX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CDHIX